UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21259

                    GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                                 New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                                 New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-418-6134

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 95.31%

Credit - 21.89%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$3,583,880	365	0.05%	$2,331,681	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	3,533,159	*	0.05%	2,410,812	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	44,875,792	*	1.61%	70,575,810	Dec-14	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	6,910,894	*	0.32%	14,069,456	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	60,265,341	53,577	1.81%	79,250,004	N/A	Semi-Annually
Cerberus International Ltd. - Class A	Dec-01	23,236,041	60	1.08%	47,406,553	(2)	(2)
Cerberus International SPV, Ltd. - Class I	Jun-10	11,376,859	15,727	0.50%	22,167,241	(2)	(2)
Greywolf Capital Overseas Fund, Class S **	Dec-05	7,466,500	7,386	0.03%	1,347,444	(2)	(2)
King Street Capital, L.P.	Jun-02	59,738,637	*	2.91%	127,827,739	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	13,389,287	*	0.45%	19,639,451	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	108,295,371	102,507	3.35%	147,030,993	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD Series 3	Nov-12	50,000,000	35,566	1.26%	55,310,543	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD Series 23	Feb-13	30,000,000	20,302	0.72%	31,557,076	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD Series 25	Apr-13	15,000,000	9,765	0.35%	15,181,801	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	18,258,680	164,777	0.60%	26,146,497	N/A	Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	2,036,733	295	0.10%	4,556,101	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	66,644,812	6,515	2.58%	113,330,675	N/A	Annually
Stone Lion Fund L.P., Class K Interests	Jan-13	53,000,000	*	1.33%	58,310,070	N/A	Quarterly
Stone Lion Fund Ltd., Class K Series 1	Jan-11	74,556,143	74,262	2.11%	92,588,509	N/A	Quarterly
Styx International Fund, Ltd. - Class A, Series 1	Apr-02	22,774,309	8,005	0.68%	29,781,362	(2)	(2)

					960,819,818

Event Driven - 8.77%
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13A	Aug-04	11,087,684	10,845	0.47%	20,858,612	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13B	Sep-10	11,000,000	11,000	0.28%	12,107,920	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13C	Nov-10	8,000,000	8,000	0.20%	8,628,400	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A3 Series 3 13B	Nov-06	403,772	456	0.01%	479,543	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3	Jul-07	27,059,719	31,737	1.02%	44,718,392	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3 13A	Nov-06	1,786,611	2,043	0.05%	2,189,732	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 4	Jul-07	7,949,900	9,324	0.30%	13,137,857	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 5	Jul-07	22,947,630	26,914	0.86%	37,922,829	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class N Series 1 13L	Nov-10	17,479,699	16,293	0.43%	18,729,043	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	7,567,747	7,715	0.08%	3,539,729	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	9,315,913	9,634	0.22%	9,793,362	(2)	(2)
Senator Global Opportunity Offshore Fund Ltd., Class H1 Series 27	Oct-10	113,996,270	120,824	3.65%	160,083,468	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	11,999,979	*	0.33%	14,559,207	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	0.87%	38,362,613	Jan-14	(3)

					385,110,707

Long/Short Equity - 30.14%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.55%	155,881,066	N/A	Monthly
Artis Partners 2X Ltd., Class K Series 2-119	Oct-12	4,668,817	27,900	0.04%	1,655,604	(2)	(2)
Artis Partners Ltd., Class K Series 2-1	Nov-11	397,311	3,973	0.00%	137,961	(2)	(2)
Artis Partners Ltd., Class K Series 2-11	Jan-12	915,537	9,155	0.01%	482,934	(2)	(2)
Artis Partners Ltd., Class K Series 2-29	Mar-12	147,618	1,476	0.00%	91,520	(2)	(2)
Artis Partners Ltd., Class K Series 2-37	Jun-12	149,465	511	0.00%	30,619	(2)	(2)
Artis Partners Ltd., Class K Series 2-40	Jul-12	405,617	1,371	0.00%	83,199	(2)	(2)
Artis Partners Ltd., Class K Series 2-46	Aug-12	146,668	422	0.00%	30,122	(2)	(2)
Artis Partners Ltd., Class K Series 2-49	Sep-12	27,507	79	0.00%	5,656	(2)	(2)
Artis Partners Ltd., Class K Series 2-51	Oct-12	683,186	2,398	0.00%	140,660	(2)	(2)
Black Bear Offshore Liquidating Fund SPC September 30, 2009	Oct-09	650,001	650	0.05%	2,053,971	(2)	(2)
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	126,669	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.01%	148,926	(2)	(2)
HealthCor Offshore Ltd., Class A Series D2	Jul-07	51,484,234	35,215	1.64%	72,118,818	N/A	Monthly
HealthCor Offshore Ltd., Class A Series D3	Oct-10	25,000,000	25,000	0.63%	27,505,901	N/A	Monthly
HealthCor Offshore Ltd., Class A Series D12	Mar-10	13,096,515	13,097	0.33%	14,585,658	N/A	Monthly
Lansdowne Developed Markets Fund Limited, USD Shares	Feb-07	68,054,734	246,808	2.65%	116,458,758	N/A	Monthly
Meditor European Hedge Fund (B) Limited - Unrestricted	Dec-09	85,622,318	154,679	1.98%	87,058,098	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	133,012,437	64,310	3.93%	172,302,447	N/A	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	85,285,626	61,636	2.73%	119,892,900	N/A	Semi-Annually
Scout Capital Fund, Ltd., Class A-Series 1	Dec-01	46,394,230	303,972	2.59%	113,708,054	N/A	Quarterly
Scout Capital Fund, Ltd., Class A-Series 8(12)	Feb-13	10,000,000	28,910	0.25%	10,753,012	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-D Series 2013-01	Jan-13	20,000,000	20,000	0.50%	22,027,722	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-E Series 2013-03	Mar-13	30,000,000	30,000	0.73%	31,940,460	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class J Series 52	Dec-07	123,750,077	108,414	2.91%	127,712,008	N/A	Quarterly

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 95.31% (continued)

TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	$5,716,987	5,238	0.15%	$6,436,084	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	138,072,975	88,115	4.54%	199,266,090	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	17,000,807	9,969	0.55%	24,081,098	N/A	Monthly
Zaxis Offshore Limited, Class C Series 91 - Non Restricted	Oct-11	15,000,000	15,000	0.37%	16,358,322	N/A	Monthly

					1,323,074,337

Multi-Strategy - 6.97%
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series INIT - Non Restricted	Mar-11	94,281,877	94,421	2.49%	109,444,783	Sep-13	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	95,181,688	68,167	3.42%	149,979,670	N/A	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 4	May-13	10,000,000	10,000	0.23%	10,073,600	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	1,923,193	2,715	0.08%	3,521,465	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback (4)	Aug-12	12,805,871	*	0.29%	12,812,440	(2)	(2)
Shepherd Investments International, Ltd., Class B Special Investment Holdback (4)	Aug-12	784,697	*	0.02%	785,996	(2)	(2)
Shepherd Investments International, Ltd., Class MQ Holdback (4)	Aug-12	8,004,036	*	0.18%	8,008,189	(2)	(2)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	985,608	976	0.03%	1,368,838	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	13,042,915	506,969	0.18%	7,803,035	(2)	(2)
Shepherd Select Asset Ltd., Class A	Aug-12	1,806,980	1,609	0.05%	1,993,258	(2)	(2)

					305,791,274

Relative Value - 13.41%
Aristeia International Limited, Class A Voting Series 05/13	May-13	10,000,000	8,310	0.24%	10,339,895	N/A	Quarterly
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	46,808,949	69,908	1.98%	87,015,187	N/A	Quarterly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G Series 2	Feb-13	40,000,000	40,000	0.93%	40,902,083	N/A	Monthly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G Series 3	Mar-13	42,000,000	42,000	0.97%	42,599,075	N/A	Monthly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G Series 4	May-13	14,973,773	14,974	0.34%	14,837,972	N/A	Monthly
PDT Partners Offshore Fund, Ltd., Class A NI Series 1 - January 2013	Jan-13	95,000,000	950,000	2.30%	100,964,255	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series SA)	Apr-12	91,431,143	*	2.00%	87,725,607	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	6,716,792	2,868	0.23%	10,259,487	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series 2a - 2013	May-13	7,000,000	7,000	0.16%	7,130,703	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark 2	Nov-09	130,799,069	82,589	4.26%	186,898,735	N/A	Quarterly

					588,672,999

Trading - 14.13%
Brevan Howard Fund Limited - Class B US	Aug-09	143,548,300	757,883	4.05%	177,801,091	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	105,398,941	105,399	2.40%	105,492,243	N/A	Monthly
COMAC Global Macro Fund Limited - USD Class E Shares Non Voting	Dec-09	103,623,397	970,899	2.21%	96,879,570	N/A	Monthly
Edgestream Nias Fund Ltd., Class A Series 1B (April 2013)	Feb-09	38,049,406	40,078	0.90%	39,615,443	N/A	Monthly
Edgestream Sumatra Fund, L.P.	Jan-13	50,000,000	*	1.19%	52,219,210	N/A	Monthly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.60%	70,372,209	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2	Jan-10	42,870,002	43,360	1.55%	67,869,485	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2a	May-13	10,000,000	10,000	0.23%	10,077,894	N/A	Monthly

					620,327,145

Total Investments in Investment Funds # ^ - 95.31%		3,282,622,573			4,183,796,280

Investment in Time Deposit - 2.23%

JPMorgan Chase Nassau Time Deposit		97,920,110			97,920,110

Total Investments - 97.54%		$3,380,542,683			4,281,716,390

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.46%					108,031,879

MEMBERS’ CAPITAL - 100.00%					$4,389,748,269

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (continued)

      Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital
Credit	21.89%
Event Driven	8.77%
Long/Short Equity	30.14%
Multi-Strategy	6.97%
Relative Value	13.41%
Trading	14.13%

Total Investments in Investment Funds	95.31%

#	Non-income producing securities.
^

Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2013 was $3,282,622,573 and $4,183,796,280, respectively.

*	Security is a partnership that does not issue shares.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***

Investing in GMAM Absolute Return Strategy Fund I (“Fund I”) involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the “Advisor”) on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing agreements. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I may not be able to fully liquidate its investment promptly.

(1)

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2013 that redemption from a tranche or a portion there of, that is in a lock-up period, is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2)

These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of June 30, 2013 was $205,250,089, which includes $55,526,018 of side pocket investments.

(3)	Eligible for full redemption at Expiration Date of Lock-up Period.
(4)

Holdbacks represent a portion of compulsory redemptions of the indicated Investment Fund. Such holdbacks are evidenced by the equity interests in the Investment Fund from which the redemptions occurred.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Investment Valuation – Investments in Investment Funds – GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC (“Fund I”), seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. General Motors Investment Management Corporation (the “Advisor”) generally conducts annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of June 30, 2013, there were no investments that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (continued)

investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs
•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.

Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total Fair Value as of June 30, 2013
Investments in Investment Funds
Credit	$—	$249,080,413	$711,739,405	$960,819,818
Event Driven	—	42,074,475	343,036,232	385,110,707
Long/Short Equity	—	594,687,971	728,386,366	1,323,074,337
Multi-Strategy	—	160,053,270	145,738,004	305,791,274
Relative Value	—	196,324,224	392,348,775	588,672,999
Trading	—	442,526,054	177,801,091	620,327,145

Total Investments in Investment Funds	—	1,684,746,407	2,499,049,873	4,183,796,280

Investment in Time Deposit	—	97,920,110	—	97,920,110

Total Investments	$—	$1,782,666,517	$2,499,049,873	$4,281,716,390

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2013	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of June 30, 2013
Credit	$786,652,969	$–	$–	$34,783,314	$(8,035,162)	$45,043	$(101,706,759)	$711,739,405
Event Driven	337,469,644	–	–	(141,256)	8,723,877	–	(3,016,033)	343,036,232
Long/Short Equity	717,452,808	–	–	(1,307,443)	12,852,583	–	(611,582)	728,386,366
Multi-Strategy	186,822,795	–	–	5,312,856	4,564,628	6,691	(50,968,966)	145,738,004
Relative Value	181,355,020	182,960,972	–	–	11,032,783	17,000,000	–	392,348,775
Trading	177,442,908	–	–	–	358,183	–	–	177,801,091
Total	$2,387,196,144	$182,960,972	$–	$38,647,471	$29,496,892	$17,051,734	$(156,303,340)	$2,499,049,873

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of June 30, 2013 is $65,398,574.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The transfer into Level 3 noted in the reconciliation table above resulted from an underlying Investment Fund representing more than 50% of an underlying fund-level gate threshold during the current quarter end. Typical reasons for changes in leveling include an underlying Investment Fund instituting or removing a gate and/or changes in the proportion of Fund I’s investment relative to the underlying Investment Fund’s total assets under management, which may affect liquidity and result in a change in the respective fair value hierarchy level. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria. No transfers were made between Level 1 and Level 2 during the period ended June 30, 2013.

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of June 30, 2013, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Unless otherwise noted below, Fund I had no unfunded capital commitments as of June 30, 2013.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (continued)

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has an unfunded capital commitment of $2.8 million as of June 30, 2013.

Portfolio Managers using event driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 64 to 65 days.

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (concluded)

exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Recent Accounting Pronouncement - In June 2013, the Financial Accounting Standards Board (“FASB”) issued an update relating to the criteria used in defining an investment company under US GAAP. It also sets forth certain measurement and disclosure requirements. Under the new standard the typical characteristics of an investment company will be: (i) it has more than one investment and more than one investor, (ii) it has investors that are not related parties of the entity or the investment manager, (iii) it has ownership interests in the form of equity or partnership interests, and (iv) it manages substantially all of its investments on a fair value basis. It also includes additional disclosure requirements for an entity to disclose the fact that it is an investment company, and to provide information about changes, if any, in its status as an investment company. Finally, an entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The requirements of the standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, with early application prohibited. The Advisor is currently evaluating the standard and does not believe it will have a material impact to the Fund I’s financial statements.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (“Time Deposit”) at cost, which approximates fair value.

Tax Basis - The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of June 30, 2013. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2012.

	Tax Basis	Book Basis
Cost basis	$3,426,431,347	$3,282,622,573
Accumulated gross unrealized appreciation	869,976,637	946,058,375
Accumulated gross unrealized depreciation	(112,611,704)	(44,884,668)
Accumulated net unrealized appreciation on investments	757,364,933	901,173,707

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date 8/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date 8/22/13

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer
(principal financial officer)

Date 8/22/13

* Print the name and title of each signing officer under his or her signature.